Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Bank borrowings
Summary of bank borrowings

(In thousands)	December 31, 2019	December 31, 2020
Bank borrowings	11,324	19,924

Summary of maturity of bank borrowings

As of December 31, 2020, the bank borrowings will be due according to the following schedule:

(In thousands)	Principal amounts
Within 1 year	—
Between 1 to 2 years	—
Between 2 to 3 years	747
Between 3 to 4 years	996
Between 4 to 5 years	996
Beyond 5 years	17,185